SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Concentration of Credit Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Charter Customer	Dec. 31, 2022 USD ($) Charter Customer	Dec. 31, 2021 Customer
Concentration of Risk [Abstract]
Accounts receivable, net	$ 26,300	$ 20,500
Provision for credit losses	$ 88	$ 130
Accounts Receivable [Member] | Three Charterers [Member]
Concentration of Risk [Abstract]
Number of charterers accounted for outstanding amount | Charter	4	3
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Charterers [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	73.20%	54.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer One [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	22.50%	29.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Two [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	19.30%	13.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Three [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	15.80%	10.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Four [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	15.60%
Revenues [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration of Risk [Abstract]
Number of customers | Customer	1	1	1
Concentration of credit risk percentage	11.30%	12.20%	12.50%